Cost of Revenue	12 Months Ended
Dec. 31, 2024
Cost of Revenue [Abstract]
COST OF REVENUE

13.    COST OF REVENUE

Cost of revenue consists of cost directly related to revenue generating activities. The following table shows disaggregated cost of revenues by major categories for the years ended December 31, 2022, 2023 and 2024:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Staff cost	23,348,617	22,124,133	24,127,135	3,106,087
Depreciation of property and equipment	529,770	402,421	254,962	32,823
Lease expense	11,021,459	9,964,742	9,553,419	1,229,890
Translation expenses	19,616,221	19,496,992	15,398,955	1,982,434
Printing expenses	11,487,684	10,687,486	6,747,171	868,619
Water and electricity supply expenses	1,711,496	1,688,236	1,502,292	193,402
Repair and maintenance	878,875	901,076	1,188,767	153,040
Others	5,253,040	3,009,196	2,655,463	341,859
Total	73,847,162	68,274,282	61,428,164	7,908,154